Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia International Equity Income ETF
Columbia U.S. Equity Income ETF
THIRD QUARTER REPORT
July 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia International Equity Income ETF
July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia International Equity Income ETF | 2025
Common Stocks 99.3%
Issuer Shares Value ($)
Austria  1.7%
Erste Group Bank AG 4,835 445,754
OMV AG 2,251 115,112
Verbund AG 1,083 81,004
Total 641,870
Belgium  1.0%
KBC Group NV 3,697 388,272
Brazil  0.2%
Yara International ASA 2,480 92,541
Denmark  1.6%
AP Moller - Maersk A/S Class A 42 82,971
Coloplast A/S Class B 2,276 210,640
Pandora A/S 1,223 203,619
Tryg A/S 4,873 118,016
Total 615,246
Finland  2.5%
Elisa OYJ 2,239 115,729
Fortum OYJ 6,763 124,545
Kesko OYJ Class B 4,180 91,282
Nokia OYJ 77,613 318,727
Orion OYJ Class B 1,670 134,371
Wartsila OYJ Abp 7,276 201,864
Total 986,518
France  9.4%
Airbus SE 9,226 1,858,906
Bouygues SA 2,934 121,395
TotalEnergies SE 27,783 1,654,178
Total 3,634,479
Germany  13.5%
Brenntag SE 1,939 121,039
Commerzbank AG 14,109 517,394
Continental AG 1,706 146,835
E.ON SE 35,026 639,617
Evonik Industries AG 3,608 72,143
Fresenius SE & Co. KGaA 6,499 312,264
GEA Group AG 2,586 186,763
Knorr-Bremse AG 1,043 104,872
Merck KGaA 2,042 257,789
RWE AG 10,682 439,036
Siemens AG 6,585 1,695,032
Siemens Healthineers AG
(a)
4,254 230,298
Talanx AG 949 126,648
Vonovia SE 12,998 405,839
Total 5,255,569
Hong Kong  2.6%
Hong Kong Exchanges & Clearing Ltd. 18,854 1,025,562
Israel  1.0%
Bank Hapoalim BM 19,605 369,840
Italy  5.5%
Banca Mediolanum SpA 3,047 54,055
Enel SpA 120,722 1,068,482
Eni SpA 32,372 552,433
Prysmian SpA 4,466 359,750
Recordati Industria Chimica e Farmaceutica
SpA 1,713 98,815
Total 2,133,535
Japan  20.2%
AGC, Inc. 2,800 84,580
Asahi Group Holdings Ltd. 22,552 287,566
Bridgestone Corp. 8,458 344,570
Canon, Inc. 13,100 374,298
Chugai Pharmaceutical Co. Ltd. 9,900 484,162
Common Stocks (continued)
Issuer Shares Value ($)
Dai-ichi Life Holdings, Inc. 54,597 436,609
Hulic Co. Ltd. 6,600 63,393
Japan Post Bank Co. Ltd. 27,900 314,233
Japan Post Insurance Co. Ltd. 2,800 72,114
Kirin Holdings Co. Ltd. 12,328 163,751
Kyowa Kirin Co. Ltd. 3,600 62,123
Mitsubishi UFJ Financial Group, Inc. 124,382 1,744,298
Mizuho Financial Group, Inc. 36,807 1,096,176
Otsuka Corp. 3,500 66,688
Otsuka Holdings Co. Ltd. 6,588 319,693
Sompo Holdings, Inc. 13,177 391,558
Suntory Beverage & Food Ltd. 2,000 60,706
T&D Holdings, Inc. 7,200 177,829
Tokio Marine Holdings, Inc. 26,742 1,088,196
Trend Micro, Inc. 1,946 119,324
Yamaha Motor Co. Ltd. 13,700 99,544
Total 7,851,411
Netherlands  2.4%
Akzo Nobel NV 2,696 169,960
Euronext NV
(a)
1,318 213,605
Koninklijke Ahold Delhaize NV 14,155 560,555
Total 944,120
Norway  2.6%
Aker BP ASA 4,835 117,570
Equinor ASA 13,333 346,749
Gjensidige Forsikring ASA 2,848 75,423
Kongsberg Gruppen ASA 6,477 194,906
Mowi ASA 6,972 131,062
Orkla ASA 11,777 124,710
Total 990,420
Spain  13.5%
Aena SME SA
(a)
10,916 294,792
Banco de Sabadell SA 83,695 310,464
Banco Santander SA 213,948 1,845,363
Bankinter SA 10,097 144,456
CaixaBank SA 56,601 534,455
Endesa SA 4,999 145,042
Iberdrola SA 96,792 1,701,069
Repsol SA 18,089 274,945
Total 5,250,586
Sweden  12.2%
Alfa Laval AB 4,492 196,299
Assa Abloy AB Class B 15,330 508,602
Evolution AB
(a)
2,164 193,434
Holmen AB Class B 1,430 53,333
Indutrade AB 4,106 100,296
Investor AB Class B 28,615 834,133
Sagax AB Class B 3,312 70,449
Sandvik AB 16,213 397,360
Skandinaviska Enskilda Banken AB Class A 24,321 427,121
SKF AB Class B 5,885 137,902
Svenska Cellulosa AB SCA Class B 9,189 115,665
Svenska Handelsbanken AB Class A 20,994 257,483
Tele2 AB Class B 8,697 134,824
Telefonaktiebolaget LM Ericsson Class B 45,194 330,349
Telia Co. AB 36,597 129,780
Trelleborg AB Class B 3,321 121,205
Volvo AB Class B 24,667 710,707
Total 4,718,942
Switzerland  1.2%
Kuehne + Nagel International AG 743 152,113
Logitech International SA 2,344 219,780

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
July 31, 2025 (Unaudited)
Columbia International Equity Income ETF | 2025 3
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Temenos AG 931 83,865
Total 455,758
United Kingdom  3.6%
Ashtead Group PLC 6,449 433,370
Lloyds Banking Group PLC 930,061 957,557
Total 1,390,927
United States  4.6%
Shell PLC 49,453 1,774,172
Total Common Stocks
(Cost $34,555,684) 38,519,768
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.139%
(b)
158,116 158,116
Total Money Market Funds
(Cost $158,116) 158,116
Total Investments in Securities
(Cost $34,713,800) 38,677,884
Other Assets & Liabilities, Net 102,226
Net Assets 38,780,110
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31,
2025, the total value of these securities amounted to $932,129, which represents 2.40% of total net assets.
(b) The rate shown is the seven-day current annualized yield at July 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

PORTFOLIO OF INVESTMENTS
Columbia U.S. Equity Income ETF
July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
4 Columbia U.S. Equity Income ETF | 2025
Common Stocks 98.8%
Issuer Shares Value ($)
Communication Services  4.9%
Diversified Telecommunication Services 2.8%
Verizon Communications, Inc. 151,160 6,463,601
Media 2.1%
Comcast Corp. Class A 132,616 4,406,830
Fox Corp. Class B 4,721 241,432
Total 4,648,262
Total Communication Services 11,111,863
Consumer Discretionary  8.6%
Household Durables 1.0%
DR Horton, Inc. 9,726 1,389,262
Lennar Corp. Class A 8,198 919,651
Total 2,308,913
Specialty Retail 7.6%
Best Buy Co., Inc. 6,990 454,769
Dick's Sporting Goods, Inc. 1,946 411,598
Home Depot, Inc. (The) 26,976 9,913,950
Lowe's Cos., Inc. 20,057 4,484,144
Tractor Supply Co. 18,961 1,079,829
Williams-Sonoma, Inc. 4,240 793,092
Total 17,137,382
Total Consumer Discretionary 19,446,295
Consumer Staples  11.9%
Beverages 8.5%
Coca-Cola Co. (The) 145,406 9,871,613
Constellation Brands, Inc. Class A 4,905 819,331
Keurig Dr Pepper, Inc. 43,407 1,417,239
Molson Coors Beverage Co. Class B 5,970 290,858
PepsiCo, Inc. 49,018 6,760,563
Total 19,159,604
Consumer Staples Distribution & Retail 1.3%
Sysco Corp. 17,337 1,380,025
Target Corp. 16,254 1,633,527
Total 3,013,552
Food Products 2.1%
General Mills, Inc. 19,573 958,685
Kellanova 10,638 849,232
Mondelez International, Inc. Class A 46,364 2,999,287
Total 4,807,204
Total Consumer Staples 26,980,360
Energy  10.9%
Energy Equipment & Services 1.0%
Halliburton Co. 30,692 687,501
Schlumberger NV 48,694 1,645,857
Total 2,333,358
Oil, Gas & Consumable Fuels 9.9%
ConocoPhillips 45,249 4,314,040
Exxon Mobil Corp. 92,700 10,349,028
Marathon Petroleum Corp. 10,992 1,870,728
Occidental Petroleum Corp. 35,175 1,545,589
Phillips 66 14,575 1,801,179
Williams Cos., Inc. (The) 43,590 2,613,221
Total 22,493,785
Total Energy 24,827,143
Financials  14.1%
Banks 1.2%
PNC Financial Services Group, Inc. (The) 14,134 2,689,276
Capital Markets 8.4%
Bank of New York Mellon Corp. (The) 25,591 2,596,207
Cboe Global Markets, Inc. 3,742 901,972
Charles Schwab Corp. (The) 61,357 5,996,419
CME Group, Inc. 12,888 3,586,473
Common Stocks (continued)
Issuer Shares Value ($)
Intercontinental Exchange, Inc. 20,432 3,776,446
Raymond James Financial, Inc. 6,514 1,088,685
State Street Corp. 10,169 1,136,386
Total 19,082,588
Insurance 4.5%
Aflac, Inc. 17,396 1,728,467
American International Group, Inc. 20,598 1,599,023
Everest Group Ltd. 1,157 388,521
Hartford Financial Services Group, Inc.
(The) 10,155 1,263,180
Marsh & McLennan Cos., Inc. 17,657 3,517,274
Principal Financial Group, Inc. 7,982 621,239
Willis Towers Watson PLC 3,543 1,118,915
Total 10,236,619
Total Financials 32,008,483
Health Care  5.6%
Health Care Providers & Services 5.6%
Cardinal Health, Inc. 8,539 1,325,424
Cigna Group (The) 9,435 2,522,730
Quest Diagnostics, Inc. 3,982 666,627
UnitedHealth Group, Inc. 32,474 8,104,211
Total 12,618,992
Total Health Care 12,618,992
Industrials  17.1%
Aerospace & Defense 4.2%
General Dynamics Corp. 9,562 2,979,615
Lockheed Martin Corp. 8,396 3,534,548
Northrop Grumman Corp. 5,154 2,971,848
Total 9,486,011
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 4,216 486,189
Expeditors International of Washington, Inc. 4,878 567,019
Total 1,053,208
Building Products 0.6%
Allegion PLC 3,073 509,872
Masco Corp. 7,543 513,905
Owens Corning 3,022 421,357
Total 1,445,134
Electrical Equipment 0.4%
Hubbell, Inc. 1,909 835,149
Machinery 8.7%
Caterpillar, Inc. 16,835 7,374,067
CNH Industrial NV 29,018 376,073
Cummins, Inc. 4,861 1,787,001
Deere & Co. 9,013 4,726,147
IDEX Corp. 2,706 442,458
Illinois Tool Works, Inc. 10,475 2,681,286
Otis Worldwide Corp. 14,141 1,211,742
Pentair PLC 5,869 599,812
Snap-on, Inc. 1,835 589,383
Total 19,787,969
Professional Services 2.7%
Automatic Data Processing, Inc. 14,545 4,501,678
Broadridge Financial Solutions, Inc. 4,189 1,036,819
Leidos Holdings, Inc. 4,555 727,206
Total 6,265,703
Total Industrials 38,873,174
Information Technology  15.1%
Electronic Equipment, Instruments & Components 0.4%
CDW Corp. 4,704 820,284
IT Services 6.9%
Accenture PLC Class A 22,400 5,983,040

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
July 31, 2025 (Unaudited)
Columbia U.S. Equity Income ETF | 2025 5
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Cognizant Technology Solutions Corp.
Class A 17,595 1,262,617
International Business Machines Corp. 33,309 8,432,174
Total 15,677,831
Semiconductors & Semiconductor Equipment 7.4%
Analog Devices, Inc. 17,740 3,984,936
Applied Materials, Inc. 29,068 5,233,984
NXP Semiconductors NV 9,051 1,934,832
QUALCOMM, Inc. 39,338 5,773,245
Total 16,926,997
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. 46,889 970,133
Total Information Technology 34,395,245
Materials  2.2%
Chemicals 1.4%
Ecolab, Inc. 9,102 2,382,540
PPG Industries, Inc. 8,103 854,866
Total 3,237,406
Containers & Packaging 0.8%
Avery Dennison Corp. 2,759 462,877
Crown Holdings, Inc. 4,139 411,251
International Paper Co. 18,747 876,235
Total 1,750,363
Total Materials 4,987,769
Utilities  8.4%
Electric Utilities 4.1%
Alliant Energy Corp. 9,192 597,572
American Electric Power Co., Inc. 19,101 2,161,087
Edison International 13,781 718,266
Entergy Corp. 15,412 1,393,707
Evergy, Inc. 8,138 576,170
Eversource Energy 13,144 868,818
Common Stocks (continued)
Issuer Shares Value ($)
Exelon Corp. 36,190 1,626,379
Xcel Energy, Inc. 20,651 1,516,610
Total 9,458,609
Gas Utilities 0.4%
Atmos Energy Corp. 5,674 884,690
Multi-Utilities 3.9%
Ameren Corp. 9,888 999,974
Consolidated Edison, Inc. 12,901 1,335,254
DTE Energy Co. 7,418 1,026,725
NiSource, Inc. 16,830 714,434
Public Service Enterprise Group, Inc. 17,875 1,604,996
Sempra 23,380 1,909,678
WEC Energy Group, Inc. 11,429 1,246,675
Total 8,837,736
Total Utilities 19,181,035
Total Common Stocks
(Cost $222,692,461) 224,430,359
Exchange-Traded Equity Funds 0.8%
Issuer Shares Value ($)
Financials  0.8%
Vanguard Financials ETF 14,347 1,833,260
Total Exchange-Traded Equity Funds
(Cost $1,673,118) 1,833,260
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.139%
(a)
697,557 697,557
Total Money Market Funds
(Cost $697,557) 697,557
Total Investments in Securities
(Cost $225,063,136) 226,961,176
Other Assets & Liabilities, Net 224,229
Net Assets 227,185,405
(a) The rate shown is the seven-day current annualized yield at July 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

3QT271_10_R01_(09/25)
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